ORGANIZATION - Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 28, 2023
ORGANIZATION
Loss before income taxes	$ (25,384)	$ (79,421)	$ (39,893)
Cash flow from operating activities	(28,413)	(63,561)	$ (34,271)
Accrued loss contingency	10,000
Cash and cash equivalents	3,244	$ 5,371
Discontinued Operations
ORGANIZATION
Accrued loss contingency	$ 10,000
Mining pool operation | Discontinued Operations
ORGANIZATION
Consideration				$ 5,000